S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jul. 22, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Jonathan Slone